INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
Inventories
	December 31,
	2013	2012

Raw materials	$3,833	$2,747
Work in progress	2,157	3,885
Finished goods	808	640

	$6,798	$7,272